OTHER EXPENSE (INCOME) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Expense (Income) [Abstract]
Care and maintenance note 36	$ 0	$ 47	$ 39
Governmental fiscal claims, cost of old tailings operations and other expenses	20	21	14
Guinea public infrastructure contribution	0	8	0
Pension and medical defined benefit provisions	8	9	10
Royalty receivable impaired	4	0	0
Royalties received	(2)	(3)	(10)
Brazilian power utility legal settlement	0	(16)	0
Retrenchment and related costs	0	3	6
Legal fees and project costs	9	11	16
Refund from insurance claim	(5)	0	0
Other indirect taxes	23	3	4
Other expense (income)	$ 57	$ 83	$ 79